Equity (Details) - USD ($)		Jun. 01, 2023	Mar. 31, 2024	Jan. 03, 2024	Jan. 02, 2024	Oct. 03, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	[2]
Equity [Line Items]
Authorized share capital (in Dollars)						$ 50,000
Ordinary shares authorized	[1]		500,000,000				500,000,000
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.0001				$ 0.0001
Ordinary shares issued	[1]		12,500,000				12,500,000
Ordinary shares outstanding	[1]		12,500,000				12,500,000
Director [Member]
Equity [Line Items]
Authorized share capital (in Dollars)						$ 50,000
Ordinary shares authorized						500,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Ordinary Shares [Member]
Equity [Line Items]
Authorized share capital (in Dollars)		$ 50,000
Ordinary shares authorized		50,000,000				50,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.001				$ 0.001
Shares issued		100
Price per share (in Dollars per share)		$ 0.001
Ordinary shares issued			12,500,000	12,500,000	12,499,000
Ordinary shares outstanding			12,500,000	12,500,000			12,500,000	12,500,000	12,500,000

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 14.
[2]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 14.